Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

10.Taxation

a)Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Commencing from the year of assessment 2018/2019, the first HK$2.0 million of profits earned by the Group’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% except for TuanChe Internet, Tuan Yuan and Drive New Media, TuanChe Internet and Tuan Yuan have been reconfirmed as a “High and New Technology Enterprise” (“HNTE”) in 2018 for a period of 3 years and renewed in 2021, are subject to a preferential income tax rate of 15% from 2018 to 2023. Drive New Media, has been confirmed as a “High and New Technology Enterprise” (“HNTE”) in 2019 for a period of 3 years and renewed in 2022, is subject to a preferential income tax rate of 15% from 2019 to 2024.

10.Taxation (Continued)

a)Income taxes (Continued)

Income tax (benefit) expense consists of the following:

	For the year ended
	December 31,
	2020	2021	2022
Current income tax expenses	—	—	—
Deferred income tax benefit	(1,032)	—	(5,451)
Total	(1,032)	—	(5,451)

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022:

	For the year ended
	December 31,
	2020	2021	2022
			(As restated)
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences*	—	2.6	(12.1)
Change in valuation allowance	(25.0)	(18.0)	(10.1)
Effect of preferential tax rate	—	(8.2)	(1.5)
Effect of different tax rates in other jurisdictions (offshore entities)	—	(1.4)	(1.3)
Change in impairment of intangible assets	—	—	(3.2)
Others	(0.6)	—	—
Effective income tax rate	(0.6)	—	(3.2)

*Permanent differences are mainly due to non-deductible impairment charges.

b)Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2021 and 2022.

	December 31, 2021	December 31, 2022
	RMB	RMB
		(As restated)
Deferred tax assets:
Advertising expense in excess of deduction limit	58,230	58,723
Accrued expense and other payables	3,349	4,101
Allowance for doubtful accounts	9,163	9,541
Net operating tax loss carry forwards	63,792	73,423
Total deferred tax assets	134,534	145,788
Less: valuation allowance	(134,534)	(145,788)
Net deferred tax assets	—	—

10.Taxation (Continued)

b)Deferred tax assets and liabilities (Continued)

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of the above deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets.

The movements of the valuation allowance are as follows:

	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
			(As restated)
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	89,713	120,703	134,534
Allowance made during the year	30,990	18,271	16,910
Reduction due to unrealized NOLs and adjustments	—	—	(5,656)
Decrease due to disposal of subsidiaries	—	(4,440)	—
Balance at end of year	120,703	134,534	145,788

As of December 31, 2021 and 2022, the certain entities of the Company had PRC net operating tax loss carry forwards of RMB287,782 and RMB333,677 respectively. As of December 31, 2021, and 2022, the Company had Hong Kong losses of RMB321 and RMB327 respectively.

As of December 31, 2022, net operating tax loss carry forwards in PRC is expected to expire is as follows:

RMB
Loss expiring in 2022	4,404
Loss expiring in 2023	29,847
Loss expiring in 2024	33,277
Loss expiring in 2025	46,188
Loss expiring in 2026	73,089
Loss expiring after 2027	146,872
333,677

The cumulative net operating tax loss in PRC of RMB333,677 can be carried forward for five to ten years, to offset future net profits for income tax purpose. The net operating tax loss will start to expire from 2023 if they are not used. The operating tax loss of RMB327 in Hong Kong can be carried forward without expiration date.

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

10.Taxation (Continued)

c)Withholding income tax (Continued)

As of December 31, 2021 and 2022, the Company did not record any such withholding tax of its subsidiaries, VIEs and subsidiaries of VIEs in the PRC as they are still in accumulated deficit position.

The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($15,488). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.